Operations Classified as Held for Sale - Breakdown of Assets Held-for-Sale and Liabilities Assumed (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	€ 94,549		€ 90,707
Intangible assets	16,034		16,856	€ 18,005
Goodwill	25,403		25,748
Property, plant and equipment	32,228		33,295	34,225
Rights of use	6,939	€ 7,870	0
Financial assets and other non-current assets	7,123		7,109
Deferred tax assets	6,682		7,631	7,820
CURRENT ASSETS	24,328		23,340
Inventories	1,999		1,692
Receivables and other current assets	8,752		8,419
Tax receivables	1,561		1,676
Current financial assets	3,123		2,209
Cash and cash equivalents	6,042		5,692	5,192	€ 3,736
NON-CURRENT LIABILITIES	63,236		57,418
Non-current financial liabilities	43,288		45,334
Non-current lease liabilities	5,626		0
Payables and other non-current liabilities	1,553		856
Deferred tax liabilities	2,908		2,674	€ 2,145
Non-current provisions	8,486		7,520
CURRENT LIABILITIES	30,191		29,649
Current financial liabilities	9,076		9,368
Current lease liabilities	1,600		0
Payables and other-current liabilities	13,307		13,868
Current tax payables	2,560		2,047
Current provisions	1,672		1,912
Disposal groups classified as held for sale | Telefónica de Costa Rica TC, S.A.
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	352
Intangible assets	72
Goodwill	0
Property, plant and equipment	100
Rights of use	139
Financial assets and other non-current assets	13
Deferred tax assets	28
CURRENT ASSETS	87
Inventories	9
Receivables and other current assets	61
Tax receivables	4
Current financial assets	0
Cash and cash equivalents	13
NON-CURRENT LIABILITIES	166
Non-current financial liabilities	0
Non-current lease liabilities	104
Payables and other non-current liabilities	0
Deferred tax liabilities	58
Non-current provisions	4
CURRENT LIABILITIES	78
Current financial liabilities	0
Current lease liabilities	19
Payables and other-current liabilities	47
Current tax payables	12
Disposal groups classified as held for sale | Telefónica Móviles Panamá, S.A.
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	279
Intangible assets	34
Goodwill	63
Property, plant and equipment	124
Rights of use	53
Financial assets and other non-current assets	3
Deferred tax assets	2
CURRENT ASSETS	48
Inventories	4
Receivables and other current assets	31
Tax receivables	2
Current financial assets	2
Cash and cash equivalents	9
NON-CURRENT LIABILITIES	69
Non-current financial liabilities	13
Non-current lease liabilities	35
Payables and other non-current liabilities	1
Deferred tax liabilities	15
Non-current provisions	5
CURRENT LIABILITIES	67
Current financial liabilities	23
Current lease liabilities	11
Payables and other-current liabilities	32
Current tax payables	€ 1
Disposal groups classified as held for sale | Antares
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS			635
Intangible assets			1
Goodwill			0
Property, plant and equipment			0
Financial assets and other non-current assets			634
Deferred tax assets			0
CURRENT ASSETS			158
Inventories			0
Receivables and other current assets			10
Tax receivables			0
Current financial assets			52
Cash and cash equivalents			96
NON-CURRENT LIABILITIES			656
Non-current financial liabilities			0
Payables and other non-current liabilities			0
Deferred tax liabilities			1
Non-current provisions			655
CURRENT LIABILITIES			5
Current financial liabilities			0
Payables and other-current liabilities			4
Current tax payables			0
Current provisions			1
Disposal groups classified as held for sale | Telefónica Móviles Guatemala
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS			326
Intangible assets			44
Goodwill			123
Property, plant and equipment			157
Financial assets and other non-current assets			2
Deferred tax assets			0
CURRENT ASSETS			50
Inventories			9
Receivables and other current assets			25
Tax receivables			9
Current financial assets			0
Cash and cash equivalents			7
NON-CURRENT LIABILITIES			45
Non-current financial liabilities			19
Payables and other non-current liabilities			0
Deferred tax liabilities			13
Non-current provisions			13
CURRENT LIABILITIES			60
Current financial liabilities			5
Payables and other-current liabilities			52
Current tax payables			3
Current provisions			0
Disposal groups classified as held for sale | Telefónica Móviles El Salvador
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS			184
Intangible assets			30
Goodwill			60
Property, plant and equipment			91
Financial assets and other non-current assets			2
Deferred tax assets			1
CURRENT ASSETS			50
Inventories			7
Receivables and other current assets			30
Tax receivables			3
Current financial assets			2
Cash and cash equivalents			8
NON-CURRENT LIABILITIES			11
Non-current financial liabilities			0
Payables and other non-current liabilities			1
Deferred tax liabilities			5
Non-current provisions			5
CURRENT LIABILITIES			60
Current financial liabilities			18
Payables and other-current liabilities			39
Current tax payables			3
Current provisions			€ 0